Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Mar-06
Determination Date 15-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/23/2006 3/26/2006
Payment Detail:
Pass
Applied
Interest
Through
Original
Beginning
Principal
Interest
Total
Realized
Carry-forward
Ending
Class
Rate
Balance
Balance (2)
Paid
Paid
Paid
Losses
Amount Paid
Balance (1)
A-1 4.65000% $213,594,000.00 $213,594,000.00 $5,916,141.63 $882,855.20 $6,798,996.83 N/A $0.00 $207,677,858.37
A-2 4.71000% $42,652,000.00 $42,652,000.00 $0.00 $178,569.71 $178,569.71 N/A $0.00 $42,652,000.00
A-3 4.77000% $81,594,000.00 $81,594,000.00 $0.00 $345,958.56 $345,958.56 N/A $0.00 $81,594,000.00
A-4 4.87000% $78,735,000.00 $78,735,000.00 $0.00 $340,835.07 $340,835.07 N/A $0.00 $78,735,000.00
M-1 4.96000% $10,925,000.00 $10,925,000.00 $0.00 $48,167.11 $48,167.11 $0.00 $0.00 $10,925,000.00
M-2 4.98000% $9,737,000.00 $9,737,000.00 $0.00 $43,102.45 $43,102.45 $0.00 $0.00 $9,737,000.00
M-3 5.01000% $5,937,000.00 $5,937,000.00 $0.00 $26,439.44 $26,439.44 $0.00 $0.00 $5,937,000.00
M-4 5.13000% $4,987,000.00 $4,987,000.00 $0.00 $22,740.72 $22,740.72 $0.00 $0.00 $4,987,000.00
M-5 5.16000% $4,275,000.00 $4,275,000.00 $0.00 $19,608.00 $19,608.00 $0.00 $0.00 $4,275,000.00
M-6 5.26000% $3,325,000.00 $3,325,000.00 $0.00 $15,546.22 $15,546.22 $0.00 $0.00 $3,325,000.00
B-1 5.82000% $2,850,000.00 $2,850,000.00 $0.00 $14,744.00 $14,744.00 $0.00 $0.00 $2,850,000.00
B-2 5.87000% $2,850,000.00 $2,850,000.00 $0.00 $14,870.67 $14,870.67 $0.00 $0.00 $2,850,000.00
B-3 6.07000% $4,750,000.00 $4,750,000.00 $0.00 $25,628.89 $25,628.89 $0.00 $0.00 $4,750,000.00
C N/A $8,791,389.71 $8,791,389.71 $0.00 $464,270.24 $464,270.24 N/A $0.00 $8,791,289.71
P N/A $0.00 $0.00 $0.00 $88,780.40 $88,780.40 N/A $0.00 $0.00
R 4.65000% $100.00 $100.00 $100.00 $0.41 $100.41 N/A $0.00 $0.00
Totals: $466,211,100.00 $466,211,100.00 $5,916,241.63 $2,532,117.09 $8,448,358.72 $0.00 $0.00 $460,294,858.37
(1) Class C and Class P Certificates balances reflect Notional Collateral Amounts
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount Paid
Write-down
Balance
Index
Value
A-1 84751PKT5 $1,000.00000000 $27.69807031 $4.13333333 $0.00000000 $0.00000000 $972.30192969 LIBOR 4.57000%
A-2 84751PKU2 $1,000.00000000 $0.00000000 $4.18666674 $0.00000000 $0.00000000 $1,000.00000000 CAP LIBOR 4.57000%
A-3 84751PKV0 $1,000.00000000 $0.00000000 $4.24000000 $0.00000000 $0.00000000 $1,000.00000000
A-4 84751PKW8 $1,000.00000000 $0.00000000 $4.32888893 $0.00000000 $0.00000000 $1,000.00000000
M-1 84751PKX6 $1,000.00000000 $0.00000000 $4.40888879 $0.00000000 $0.00000000 $1,000.00000000
M-2 84751PKY4 $1,000.00000000 $0.00000000 $4.42666632 $0.00000000 $0.00000000 $1,000.00000000
M-3 84751PKZ1 $1,000.00000000 $0.00000000 $4.45333333 $0.00000000 $0.00000000 $1,000.00000000
M-4 84751PLA5 $1,000.00000000 $0.00000000 $4.56000000 $0.00000000 $0.00000000 $1,000.00000000
M-5 84751PLB3 $1,000.00000000 $0.00000000 $4.58666667 $0.00000000 $0.00000000 $1,000.00000000
M-6 84751PLC1 $1,000.00000000 $0.00000000 $4.67555489 $0.00000000 $0.00000000 $1,000.00000000
B-1 84751PLD9 $1,000.00000000 $0.00000000 $5.17333333 $0.00000000 $0.00000000 $1,000.00000000
B-2 84751PLE7 $1,000.00000000 $0.00000000 $5.21777895 $0.00000000 $0.00000000 $1,000.00000000
B-3 84751PLF4 $1,000.00000000 $0.00000000 $5.39555579 $0.00000000 $0.00000000 $1,000.00000000
C N/A $1,000.00000000 $0.00000000 $52.80965300 $0.00000000 $0.00000000 $999.98862523
P N/A $0.00000000 $0.00000000 $0.0000 $0.00000000 $0.00000000 $0.00000000
R
84751PLJ6
$1,000.00000000
$1,000.00000000
$4.10000000
$0.00000000
$0.00000000
$0.00000000
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Mar-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
Interest Detail:
Index +
Interest
Interest
Interest
Non-Supported
Floating
Floating
Margin or
Accrued @
Carry-forward
Carry-forward
Interest
Rate Certificate
Rate Certificate
Class
Fix Rate
PT Rate (1)
Amount
Amount Remaining
Shortfall
Carryover Paid
Carryover Remaining
A-1 4.65000% $882,855.20 $0.00 $0.00 $0.00 $0.00 NA
A-2 4.71000% $178,569.71 $0.00 $0.00 $0.00 $0.00 NA
A-3 4.77000% $345,958.56 $0.00 $0.00 $0.00 $0.00 NA
A-4 4.87000% $340,835.07 $0.00 $0.00 $0.00 $0.00 NA
M-1 4.96000% $48,167.11 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 4.98000% $43,102.45 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 5.01000% $26,439.44 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 5.13000% $22,740.72 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 5.16000% $19,608.00 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 5.26000% $15,546.22 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 5.82000% $14,744.00 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 5.87000% $14,870.67 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 6.07000% $25,628.89 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Mar-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
Reconciliation:
Aggregate Losses:
Available funds (A): Cumulative Realized Losses 0.00
Servicer remittance 8,564,549.42 Cumulative Liquidated Loan Balance 0.00
Deposits from Class A Certificate Cap Contract 0.00 Cumulative Recoveries 0.00
Deposits from Subordinated Certificate Cap Contract 0.00 Cumulative Applied Realized Losses 0.00
Interest Earnings on Trustee Collection Account 0.00
8,564,549.42
Distributions (B):
Miscellaneous:
Trustee fee 0.00 Current Advances 0.00
MI fee 116,190.70 Outstanding Advances 0.00
Total interest distributed 2,532,117.09 Number of Loans with Relief Act Shortfall 0.00
Total principal distributed 5,916,241.63 Cumulative Prepayment Penalties 88,780.40
8,564,549.42
(A) - (B): 0.00
Class A Certificate Cap Account
MI Policy:
Beginning Balance Deposits 0.00 Claims Paid by MI Insurer with respect to principal 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00 Claims Paid by MI Insurer with respect to interest 0.00
Withdrawal to pay Class C 0.00 Amount of Claims paid 0.00
Ending Balance 0.00 Amount of Claims rejected 0.00
Number of Loans Covered by MI Policy 785
Aggregrate Balance of Loans Covered by MI Policy 165,478,951.00
Class Subordinated Certificate Cap Account
Beginning Balance Deposits 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00
Withdrawal to pay Class C 0.00
Ending Balance 0.00
ACCOUNT ACTIVITY

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Mar-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
Stepdown Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 3,962,788.29 Class A Certificate Balance 416,575,000.00
B) Ending Collateral Balance 469,086,148.08 75.4% of Stated Balance 353,690,955.65
C) Current Delinquency Rate (A/B) 0.845%
D) 40.25% 40.250% The later of:
F) Required Percentage % 55.0331% 1) First payment date when Class A Certificate balance is reduced to less than or equal to
G) Applicable % multiplied by Required Percentage % 22.058% 75.4% of Stated Balance. NO
H) Aggregate Realized Losses 0.000% 2) March 2009 NO
I) Original Collateral Balance 475,002,389.71
NO
J) Cumulative Loss % ( H /I) 0.00
K) Stepdown Required Loss Percentage 100.000%
Overcollateralization:
Ending Overcollateralization Amount
8,791,289.71
Target Overcollateralization Amount 8,791,289.71
A StepdownTrigger Event will occur if either (1) or (2) is True:
1) Current Delq. Rate equals or exceeds applicable % multiplied by Required %
NO
2) Cumulative Loss % exceeds Stepdown Required Loss Percentage (J > K). NO
Excess interest distributions:
NO
Excess available interest (A): 464,270.24
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Remaining Amounts to C 464,270.24
(B): 464,270.24
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Mar-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
TOTAL
Group 1
POOL BALANCE INFORMATION:
Beginning Balance
475,002,389.71 475,002,389.71
Less: Principal Remittance 5,916,241.63 5,916,241.63
Less: Net Realized Losses 0.00 0.00
Plus: Net Substitution Adjustment 0.00 0.00
Ending Balance 469,086,148.08 469,086,148.08
PRINCIPAL REMITTANCE:
Scheduled Principal
263,098.58 263,098.58
Prepayments 5,645,560.52 5,645,560.52
Curtailments 7,582.53 7,582.53
Net Liquidation Proceeds 0.00 0.00
Repurchase Principal 0.00 0.00
Total Principal Remittance (A) 5,916,241.63 5,916,241.63
INTEREST REMITTANCE:
Gross Interest
2,757,445.17 2,757,445.17
Less: Total Retained Fees 314,108.48 314,108.48
Less: Deferred Interest 0.00 0.00
Less: Relief Act Interest Shortfall 0.00 0.00
Less: Net Prepayment Interest Shortfall 0.00 0.00
Less: Net Nonrecoverable Advances 0.00 0.00
Less: Interest Loss 0.00 0.00
Net Interest Remittance From Servicer(s) (B) 2,443,336.69 2,443,336.69
Prepayment Premiums (C) 88,780.40 88,780.40
Other Funds (D) 0.00 0.00
REMITTANCE TO TRUST A+B+C+D): 8,448,358.72 8,448,358.72
OTHER INFORMATION:
Beginning Loan Count
2506 2506
Less: Paid in Full 28 28
Less: Liquidated 0 0
Less: Repurchased 0 0
Plus: Substitution In 0 0
Less: Substitution Out 0 0
Ending Loan Count 2478 2478
Weighted Average Coupon 6.96633% 6.96633%
Weighted Average Net Coupon 6.17294% 6.17294%
Liquidated Loans - Balance 0.00 0.00
Subsequent Recovery Amount 0.00 0.00
Loans w/ Prepayment Penalties - Balance 3,082,208.96 3,082,208.96
Loans w/ Prepayment Penalties - Count 15.00 15.00
Ending Pool Factor 0.98754% 0.98754%
NON-RETAINED FEES:
Excess Servicing Fee
0.00 0.00
RETAINED FEES:
Servicing Fee
197,917.78 197,917.78
LPMI 0.00 0.00
Special Servicing Fee 0.00 0.00
Additional Master Servicing Fee 0.00 0.00
Backup Servicing Fee 0.00 0.00
MI Insurer Fee 116,190.70 116,190.70
COLLATERAL REMITTANCE SUMMARY - GROUP

SURF 2006-AB1
for Distribution Date of: March 27, 2006
Supplemental Collateral Information *
I. Mortgage Loan Characteristics Report
II. Delinquency Report
III. Delinquency History Report - Six Months
IV. CPR / CDR History Report - Six Months
Issuance Dates
V. Prepayment & Liquidation Loan Detail Report
VI. Realized Loss Detail Report
VII. REO Loan Detail Report
VIII. Foreclosure Loan Detail Report
IX. Bankruptcy Loan Detail Report
March 27, 2006
February 01, 2006
February 23, 2006
Issuance Parties
Wilshire
Merrill Lynch Mortgage Investors Inc.
N/A
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Derek Klein
Account Administrator
651-495-3849
Name:
Title:
Phone:
Mobile:
Fax:
derek.klein@usbank.com
Email:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
X. Material Modifications, Extensions, Waivers Report
XI. Material Breaches Report
03/23/2006 4:57 pm Page S1
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Group 1
Count
Balance
%
0K to 100K
663 49,605,590.48 10.57%
100K to 200K
923 133,513,337.17 28.46%
200K to 300K
479 115,851,801.90 24.70%
300K to 400K
231 80,206,699.99 17.10%
400K to 500K
113 49,680,176.60 10.59%
500K to 600K
46 24,823,249.60 5.29%
600K to 700K
17 10,893,101.26 2.32%
700K to 800K
5 3,676,456.64 0.78%
800K to 900K
1 835,734.44 0.18%
Total
2,478
469,086,148.08
100.00%
I. MORTGAGE LOAN CHARACTERISTIC REPORT
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K
Balance
03/23/2006 4:57 pm Page S2
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Group 1
Count
Balance ($)
%
3.50% - 3.99%
1 233,689.60 0.05%
4.50% - 4.99%
2 501,074.78 0.11%
5.00% - 5.49%
24 6,887,005.39 1.47%
5.50% - 5.99%
157 40,535,565.79 8.64%
6.00% - 6.49%
315 79,001,716.28 16.84%
6.50% - 6.99%
696 147,547,172.02 31.45%
7.00% - 7.49%
502 84,422,391.53 18.00%
7.50% - 7.99%
436 69,185,118.98 14.75%
8.00% - 8.49%
166 20,830,236.99 4.44%
8.50% - 8.99%
122 14,034,958.28 2.99%
9.00% - 9.49%
33 3,128,608.94 0.67%
9.50% - 9.99%
18 1,931,173.25 0.41%
10.00% - 10.49%
5 784,589.81 0.17%
10.50% - 10.99%
1 62,846.44 0.01%
Total
2,478
469,086,148.08
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 6.96%
Group 1
Count
Balance ($)
%
1.00% - 1.99%
3 690,258.98 0.19%
2.00% - 2.99%
66 14,777,910.54 4.13%
3.00% - 3.99%
72 16,489,891.94 4.61%
4.00% - 4.99%
230 50,441,390.89 14.09%
5.00% - 5.99%
588 111,334,799.03 31.10%
6.00% - 6.99%
725 133,116,572.53 37.19%
7.00% - 7.99%
199 29,593,025.66 8.27%
8.00% - 8.99%
15 1,395,300.64 0.39%
9.00% - 9.99%
1 116,714.94 0.03%
Total
1,899
357,955,865.15
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.68%
Group 1
Count
Balance ($)
%
2.00% - 2.99%
54 11,669,524.91 3.26%
3.00% - 3.99%
6 847,264.06 0.24%
4.00% - 4.99%
40 8,833,749.63 2.47%
5.00% - 5.99%
188 41,803,164.86 11.68%
6.00% - 6.99%
721 156,364,679.79 43.68%
7.00% - 7.99%
664 110,160,526.78 30.77%
8.00% - 8.99%
194 24,691,277.19 6.90%
9.00% - 9.99%
27 2,866,162.22 0.80%
10.00% - 10.99%
5 719,515.71 0.20%
Total
1,899
357,955,865.15
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.71%
03/23/2006 4:57 pm Page S3
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Group 1
Count
Balance ($)
%
10.00% - 10.99%
6 1,228,960.93 0.34%
11.00% - 11.99%
118 27,924,366.60 7.80%
12.00% - 12.99%
452 104,058,409.46 29.07%
13.00% - 13.99%
620 123,376,845.51 34.47%
14.00% - 14.99%
493 76,922,977.86 21.49%
15.00% - 15.99%
168 19,997,534.95 5.59%
16.00% - 16.99%
39 4,266,449.04 1.19%
17.00% - 17.99%
3 180,320.80 0.05%
Total
1,899
357,955,865.15
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.45%
Group 1
Count
Balance ($)
%
6
1,898 357,815,865.15 99.96%
12
1 140,000.00 0.04%
Total
1,899
357,955,865.15
100.00%
Frequency of Interest Rate Adjustments
Months
Group 1
Count
Balance ($)
%
6
1,898 357,815,865.15 99.96%
12
1 140,000.00 0.04%
Total
1,899
357,955,865.15
100.00%
Frequency of Payment Adjustments
Months
Group 1
Count
Balance ($)
%
1 Year LIBOR
1 140,000.00 0.04%
6 Month LIBOR
1,898 357,815,865.15 99.96%
Total
1,899
357,955,865.15
100.00%
Indices
Index
Group 1
Count
Balance ($)
%
2 Units
153 37,703,656.27 8.04%
3 Units
31 8,144,351.88 1.74%
4 Units
16 4,538,022.21 0.97%
High Rise Condo
5 1,694,061.35 0.36%
Low Rise Condo
129 21,267,770.55 4.53%
Manufactured Housing
1 69,780.50 0.01%
Planned Unit Development
295 65,955,591.67 14.06%
Row House
5 1,156,250.90 0.25%
Single Family
1,835 326,870,870.34 69.68%
Townhouse
8 1,685,792.41 0.36%
Total
2,478
469,086,148.08
100.00%
Property Type
Type
03/23/2006 4:57 pm Page S4
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Group 1
Count
Balance ($)
%
2005
2,454 465,251,865.84 99.18%
2006
24 3,834,282.24 0.82%
Total
2,478
469,086,148.08
100.00%
Year of Origination
Year
Group 1
Count
Balance ($)
%
20.0 - 29.9
5 384,227.57 0.08%
30.0 - 39.9
7 996,170.16 0.21%
40.0 - 49.9
23 4,138,182.16 0.88%
50.0 - 59.9
41 8,211,440.67 1.75%
60.0 - 69.9
80 18,191,819.47 3.88%
70.0 - 79.9
241 53,417,477.95 11.39%
80.0 - 89.9
1,461 261,275,449.55 55.70%
90.0 - 99.9
428 94,039,072.99 20.05%
100.0 - 100.0
192 28,432,307.56 6.06%
Total
2,478
469,086,148.08
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 82
Group 1
Count
Balance ($)
%
169 - 192
22 3,335,374.82 0.71%
217 - 240
3 261,228.42 0.06%
337 - 360
2,394 452,481,746.58 96.46%
457 - 480
59 13,007,798.26 2.77%
Total
2,478
469,086,148.08
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 357
Group 1
Count
Balance ($)
%
169 - 192
35 6,125,677.02 1.31%
217 - 240
3 261,228.42 0.06%
337 - 360
2,440 462,699,242.64 98.64%
Total
2,478
469,086,148.08
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 352
03/23/2006 4:57 pm Page S5
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Group 1
Count
Balance ($)
%
169 - 192
22 3,335,374.82 0.71%
217 - 240
3 261,228.42 0.06%
337 - 360
2,394 452,481,746.58 96.46%
457 - 480
59 13,007,798.26 2.77%
Total
2,478
469,086,148.08
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 362
Group 1
Count
Balance ($)
%
169 - 192
35 6,125,677.02 1.31%
217 - 240
3 261,228.42 0.06%
337 - 360
2,440 462,699,242.64 98.64%
Total
2,478
469,086,148.08
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
03/23/2006 4:57 pm Page S6
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Group 1
Count
Balance ($)
%
ALABAMA
25 3,284,525.72 0.70%
ARIZONA
80 17,273,653.04 3.68%
ARKANSAS
5 439,028.47 0.09%
CALIFORNIA
261 86,889,165.05 18.52%
COLORADO
36 6,820,431.31 1.45%
CONNECTICUT
29 6,663,826.11 1.42%
DELAWARE
3 545,839.61 0.12%
DISTRICT OF COLUMBIA
1 384,820.57 0.08%
FLORIDA
137 26,901,991.93 5.73%
GEORGIA
77 12,178,044.67 2.60%
HAWAII
2 546,372.05 0.12%
IDAHO
5 691,624.84 0.15%
ILLINOIS
219 43,926,817.62 9.36%
INDIANA
55 6,593,051.84 1.41%
IOWA
14 1,104,475.60 0.24%
KANSAS
27 3,447,270.46 0.73%
KENTUCKY
35 3,446,007.78 0.73%
LOUISIANA
11 1,219,018.65 0.26%
MAINE
9 1,143,012.81 0.24%
MARYLAND
61 16,598,535.00 3.54%
MASSACHUSETTS
27 8,662,051.77 1.85%
MICHIGAN
188 25,936,706.93 5.53%
MINNESOTA
54 9,746,161.78 2.08%
MISSISSIPPI
3 329,996.44 0.07%
MISSOURI
73 7,951,844.92 1.70%
MONTANA
3 616,216.14 0.13%
NEBRASKA
9 1,076,740.55 0.23%
NEVADA
45 10,571,971.77 2.25%
NEW HAMPSHIRE
11 1,988,800.41 0.42%
NEW JERSEY
53 14,965,963.47 3.19%
NEW MEXICO
2 604,027.59 0.13%
NEW YORK
97 31,414,868.14 6.70%
NORTH CAROLINA
49 6,843,311.61 1.46%
NORTH DAKOTA
2 214,614.74 0.05%
OHIO
119 14,898,133.30 3.18%
OKLAHOMA
13 1,232,027.25 0.26%
OREGON
26 4,469,899.86 0.95%
PENNSYLVANIA
53 8,631,620.19 1.84%
RHODE ISLAND
21 4,743,167.98 1.01%
SOUTH CAROLINA
26 3,653,298.85 0.78%
SOUTH DAKOTA
3 265,932.27 0.06%
TENNESSEE
104 10,529,496.83 2.24%
TEXAS
193 20,831,509.13 4.44%
UTAH
24 3,679,612.10 0.78%
VERMONT
1 101,849.20 0.02%
VIRGINIA
73 14,992,368.10 3.20%
WASHINGTON
66 12,658,197.31 2.70%
WEST VIRGINIA
3 271,894.09 0.06%
WISCONSIN
44 7,011,152.23 1.49%
WYOMING
1 95,200.00 0.02%
Total
2,478
469,086,148.08
100.00%
Geographic Distribution by State
State
03/23/2006 4:57 pm Page S7
SURF 2006-AB1
for Distribution Date of: March 27, 2006
0
4
8
12
16
20
CALIFORNIA
ILLINOIS
NEW YORK
FLORIDA
MICHIGAN
TEXAS
ARIZONA
MARYLAND
VIRGINIA
NEW JERSEY
OHIO
WASHINGTON
GEORGIA
NEVADA
TENNESSEE
MINNESOTA
MASSACHUSETTS
PENNSYLVANIA
MISSOURI
WISCONSIN
NORTH CAROLINA
COLORADO
CONNECTICUT
INDIANA
RHODE ISLAND
OREGON
UTAH
SOUTH CAROLINA
KANSAS
KENTUCKY
ALABAMA
NEW HAMPSHIRE
OKLAHOMA
LOUISIANA
MAINE
IOWA
NEBRASKA
IDAHO
MONTANA
NEW MEXICO
HAWAII
DELAWARE
ARKANSAS
DISTRICT OF
COLUMBIA
MISSISSIPPI
WEST VIRGINIA
SOUTH DAKOTA
NORTH DAKOTA
VERMONT
WYOMING
%
Collateral Balance Distribution by State
GROUP 1
03/23/2006 4:57 pm Page S8
SURF 2006-AB1
for Distribution Date of: March 27, 2006
II. DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,420
458,000,802.11
97.88%
458,210,866.51
32
5,958,005.06
1.27%
5,966,966.73
18
3,962,788.29
0.85%
3,969,256.00
2,470
467,921,595.46
468,147,089.24
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
8
1,164,552.62
100.00%
1,166,525.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
8
1,164,552.62
1,166,525.84
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,428
459,165,354.73
97.89%
459,377,392.35
32
5,958,005.06
1.27%
5,966,966.73
18
3,962,788.29
0.84%
3,969,256.00
2,478
469,086,148.08
100.00%
469,313,615.08
Group 1
Current
30 - 59 days
60 - 89 days
Current 97.9%
30 - 59 days 1.3%
60 - 89 days 0.8%
Total: 100.0%
03/23/2006 4:57 pm Page S9
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Delinquency Report
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
32 5,958,005.06 60.06% 18 3,962,788.29 39.94%
50
9,920,793.35
TOTAL
32
5,958,005.06
60.06%
18
3,962,788.29
39.94%
50
9,920,793.35
100.00%
Group 1
60.06
39.94
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
Bankruptcy
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
03/23/2006 4:57 pm Page S10
SURF 2006-AB1
for Distribution Date of: March 27, 2006
March 2006
Count
Balance ($)
30 - 59 days
32 5,958,005.06
60 - 89 days
18 3,962,788.29
Bankruptcy
8 1,164,552.62
Group 1
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Balance ($)
Bankrupcty
03/23/2006 4:57 pm Page S11
SURF 2006-AB1
for Distribution Date of: March 27, 2006
IV. CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
13.39%
5,653,143.05
13.39%
5,653,143.05
Life CPR
Percentage
Amount ($)
13.39% 13.39%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
03/23/2006 4:57 pm Page S12
SURF 2006-AB1
for Distribution Date of: March 27, 2006
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006
Group 1
Total
Percentage
CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006
Group 1
Total
Percentage
CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/1/2006
Group 1
Total
Amount ($)
03/23/2006 4:57 pm Page S13
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
28 5,666,552.00 5,645,560.52 0.00 475,002,389.71
1.19%
98.81%
1
Prepayment 1.19%
Liquidation 0.00%
Beginning Balance 98.81%
Total: 100.00%
V. PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
204059143 271,535.00 264,568.64 264,363.88 0.00 0.00 0.00 N/A 02/13/2006 204.76 7.500%
0.000%
204061236 121,500.00 119,592.12 119,203.66 0.00 0.00 0.00 N/A 02/02/2006 388.46 7.190%
0.000%
204061270 71,960.00 71,649.12 71,585.88 0.00 0.00 0.00 N/A 02/01/2006 63.24 6.790%
0.000%
204063141 324,236.00 322,478.32 322,121.85 0.00 0.00 0.00 N/A 02/07/2006 356.47 5.600%
0.000%
204063995 275,000.00 273,694.21 273,428.92 0.00 0.00 0.00 N/A 02/23/2006 265.29 6.300%
0.000%
204065652 226,400.00 226,400.00 226,400.00 0.00 0.00 0.00 N/A 02/28/2006 0.00 6.990%
0.000%
204066582 276,000.00 276,000.00 276,000.00 0.00 0.00 0.00 N/A 02/28/2006 0.00 6.890%
0.000%
204067105 120,000.00 119,999.99 119,999.99 0.00 0.00 0.00 N/A 02/07/2006 0.00 6.990%
0.000%
204067557 254,900.00 254,311.30 254,190.64 0.00 0.00 0.00 N/A 02/23/2006 120.66 9.875%
0.000%
204068630 72,400.00 72,186.87 72,132.74 0.00 0.00 0.00 N/A 02/28/2006 54.13 7.590%
0.000%
204069145 255,000.00 254,999.99 254,999.99 0.00 0.00 0.00 N/A 02/23/2006 0.00 8.250%
0.000%
204069414 71,200.00 70,913.82 70,841.38 0.00 0.00 0.00 N/A 02/28/2006 72.44 5.990%
0.000%
204069923 107,600.00 107,600.00 107,600.00 0.00 0.00 0.00 N/A 02/06/2006 0.00 8.600%
0.000%
204070479 324,000.00 323,987.96 323,987.96 0.00 0.00 0.00 N/A 02/15/2006 0.00 8.200%
0.000%
204071123 240,000.00 239,244.31 239,052.52 0.00 0.00 0.00 N/A 02/13/2006 191.79 7.250%
0.000%
204071837 268,000.00 268,000.00 268,000.00 0.00 0.00 0.00 N/A 02/03/2006 0.00 7.590%
0.000%
204072082 296,000.00 295,463.76 295,282.46 0.00 0.00 0.00 N/A 02/03/2006 181.30 8.550%
0.000%
204072472 368,000.00 366,863.94 366,575.56 0.00 0.00 0.00 N/A 02/28/2006 288.38 7.350%
0.000%
204072983 280,000.00 280,000.00 280,000.00 0.00 0.00 0.00 N/A 02/28/2006 0.00 7.350%
0.000%
204073004 61,750.00 61,624.62 61,582.27 0.00 0.00 0.00 N/A 02/28/2006 42.35 7.990%
0.000%
204073905 53,371.00 53,270.10 53,239.28 0.00 0.00 0.00 N/A 02/28/2006 30.82 8.850%
0.000%
204074050 153,600.00 153,412.69 153,355.47 0.00 0.00 0.00 N/A 02/01/2006 57.22 7.150%
0.000%
204074267 210,000.00 209,170.93 209,002.10 0.00 0.00 0.00 N/A 02/28/2006 168.83 7.250%
0.000%
204074494 248,200.00 247,721.93 247,560.38 0.00 0.00 0.00 N/A 02/15/2006 161.55 8.250%
0.000%
204075303 181,000.00 180,999.25 180,999.25 0.00 0.00 0.00 N/A 02/02/2006 0.00 6.690%
0.000%
03/23/2006 4:57 pm Page S14
SURF 2006-AB1
for Distribution Date of: March 27, 2006
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
204075422 130,000.00 129,662.32 129,548.49 0.00 0.00 0.00 N/A 02/14/2006 113.83 6.750%
0.000%
204075826 245,600.00 245,600.00 245,600.00 0.00 0.00 0.00 N/A 02/23/2006 0.00 7.740%
0.000%
204076797 159,300.00 159,005.43 158,905.85 0.00 0.00 0.00 N/A 02/28/2006 99.58 8.450%
0.000%
Total:
28
5,666,552.00
5,648,421.62
2,861.10
5,645,560.52
0.00
0.00
0.00
03/23/2006 4:57 pm Page S15
SURF 2006-AB1
for Distribution Date of: March 27, 2006
# None #
VII. REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
03/23/2006 4:57 pm Page S16
SURF 2006-AB1
for Distribution Date of: March 27, 2006
# None #
VIII. Foreclosure LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/23/2006 4:57 pm Page S17
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Bankruptcy
Count
Balance ($)
%
GROUP 1
8 1,164,552.62 100.00%
Bankruptcy Loan Detail Report
IX. Bankruptcy LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
204072175 56,000.00 55,778.48 7.24% 03/01/2006 360
204067269 72,000.00 71,447.62 6.29% 02/01/2006 360
204060417 92,000.00 91,557.66 7.19% 03/01/2006 360
204063850 116,800.00 116,795.00 6.52% 03/01/2006 360
204067288 184,500.00 183,532.99 7.55% 03/01/2006 360
204059172 191,680.00 190,518.47 5.99% 03/01/2006 360
204073442 406,000.00 400,536.60 6.35% 03/01/2006 180
204066445 55,000.00 54,385.80 7.35% 04/01/2006 360
Total:
8
1,164,552.62
1,173,980.00
03/23/2006 4:57 pm Page S18
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
X. MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
03/23/2006 4:57 pm Page S19
SURF 2006-AB1
for Distribution Date of: March 27, 2006
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
XI. MATERIAL BREACHES LOAN DETAIL REPORT
03/23/2006 4:57 pm Page S20